SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND RECENT ACCOUNTING UPDATES (Policies)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Accounting Policies [Abstract]
New Accounting Pronouncements, Policy [Policy Text Block]
Recent Accounting Updates

In March 2016, the FASB issued ASU 2016-09, Compensation—Stock Compensation (Topic 718) ("ASU 2016-09"), which is intended to simplify several aspects of the accounting for share-based payment award transactions. Specifically, ASU 2016-09 aims to simplify the accounting for share-based payment transactions, including the income tax consequences, classification of awards as either equity or liabilities and classification on the statement of cash flows. The guidance will be effective for fiscal years beginning after December 15, 2016, including interim periods within that year. The Company is currently evaluating the impact of this ASU on its Consolidated Financial Statements.

In February 2016, the FASB issued ASU 2016-02, Leases (Topic 842) ("ASU 2016-02"), to increase transparency and comparability among organizations by recognizing all lease transactions (with terms in excess of 12 months) on the balance sheet as a lease liability and a right-of-use asset (as defined). ASU 2016-02 is effective for fiscal years beginning after December 15, 2018, including interim periods within those fiscal years, with earlier application permitted. Upon adoption, the lessee will apply the new standard retrospectively to all periods presented or retrospectively using a cumulative effect adjustment in the year of adoption. The Company is currently evaluating the impact of this ASU on its Consolidated Financial Statements.

In August 2015, the FASB issued ASU 2015-14, Revenue from Contracts with Customers (Topic 606), Deferral of the Effective Date ("ASU 2015-14"). The ASU amends the effective date of ASU 2014-09 for all entities by one year. In May 2014, the FASB issued ASU 2014-09, Revenue from Contracts with Customers (Topic 606) ("ASU 2014-09"), which outlines a single comprehensive model for entities to use in accounting for revenue arising from contracts with customers and supersedes most current revenue recognition guidance, including industry-specific guidance. The standard clarifies the required factors that an entity must consider when recognizing revenue and also requires additional disclosures. With the issuance of ASU 2015-14 the new effective date for the Company is January 1, 2018. The new revenue standard may be applied retrospectively to each prior period presented or retrospectively with the cumulative effect recognized as of the date of adoption. The Company is currently evaluating the impact of this ASU on its Consolidated Financial Statements.

In August 2014, the FASB issued ASU 2014-15, Disclosure of Uncertainties about an Entity's Ability to Continue as a Going Concern ("ASU 2014-15"). The guidance will explicitly require management to assess an entity's ability to continue as a going concern and to provide related footnote disclosures in certain circumstances. The new standard will be effective in the first annual period ending after December 15, 2016. Earlier adoption is permitted. The Company does not believe this guidance will have a material impact on its Consolidated Financial Statements.

Recent Accounting Updates

Adopted Guidance:

In April 2015, the FASB issued ASU 2015-03, Interest-Imputation of Interest (Topic 835-30), Simplifying the Presentation of Debt Issuance Costs (“ASU 2015-03”), which requires debt issuance costs to be presented on the balance sheet as a direct deduction from the carrying value of the associated debt liability, consistent with the presentation of a debt discount. The standard does not affect the recognition and measurement of debt issuance costs. The standard is effective for financial statements issued for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. Early adoption is permitted for financial statements that have not been previously issued. The new guidance will be applied on a retrospective basis. The Company early adopted ASU 2015-03 and presented debt issuance costs related to its recourse debt as a direct deduction on the carrying value of the associated debt liability. As part of the retroactive adoption, as of December 31, 2014, the Company reclassified $1.8 million of Junior Subordinated Note debt issuance costs from Prepaid and other assets to a contra liability account as a direct deduction of the net carrying value of Long-term debt (Note 11).

In May 2015, the FASB issued ASU 2015-07, Fair Value Measurement (Topic 820): Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent) (“ASU 2015-07”). Under the guidance, investments measured at net asset value (“NAV”), as a practical expedient for fair value, are excluded from the fair value hierarchy. Instead, an entity is required to include those investments as a reconciling line item so that the total fair value amount of investments in the disclosure is consistent with the amount on the balance sheet. Further, entities must provide additional disclosures for investments for which they elect to use the NAV practical expedient to determine fair value. This guidance is effective for fiscal years beginning after December 15, 2015, including interim periods within those fiscal years and early adoption is permitted. The ASU should be applied retrospectively to all periods presented. The Company early adopted ASU 2015-07 and excluded from the fair value hierarchy table investments in its unconsolidated credit funds that are measured at NAV as a practical expedient as of December 31, 2015 and 2014 (Note 5).

In February 2015, the FASB issued ASU 2015-02. The guidance amends the current consolidation guidance and ends the deferral granted to investment companies from applying the VIE guidance. The revised consolidation guidance, among other things, (i) modifies the evaluation of whether limited partnerships and similar legal entities are VIEs or VOEs, (ii) eliminated the presumption that a general partner should consolidate a limited partnership, and (iii) modifies the consolidation analysis of reporting entities that are involved with VIEs through fee arrangements and related party relationships. The standard is effective for the Company beginning on January 1, 2016, however, early adoption is allowed. The Company early adopted ASU 2015-02 on a modified retroactive basis. Upon adoption, as of January 1, 2015, the Company deconsolidated 30 CLOs and the Senior Secured Corporate Loan Fund from its Consolidated Financial Statements. As of January 1, 2015, the Company made a non-cash adjustment to deconsolidate Consolidated Entities' assets of $12.6 billion and Consolidated Entities' liabilities of $12.3 billion. This resulted in a cumulative effect adjustment of $127.9 million to beginning "Appropriated retained earnings (deficit) of Consolidated VIEs" and $204.4 million to beginning "Noncontrolling interests in Consolidated Funds". The Company's investment in unconsolidated CLOs and the Senior Secured Corporate Loan fund have been reported in "Investments" on the Consolidated Balance Sheet as of December 31, 2015. The Consolidated Financial Statements reflect the impact of this adoption as of January 1, 2015.
In August 2014, the FASB issued ASU 2014-13, Consolidation (Topic 810): Measuring the Financial Assets and the Financial Liabilities of a Consolidated Collateralized Financing Entity (a consensus of the FASB Emerging Issues Task Force) (“ASU 2014-13”) which provides guidance on measuring the financial assets and financial liabilities of a consolidated collateralized financing entity (“CFE”), such as CLOs and warehouses. Entities may make an election to measure the CFE on the basis of either the fair value of the CFE’s financial assets or financial liabilities, whichever is deemed more observable. This will eliminate the non-economic measurement differences between financial assets and financial liabilities and the associated income volatility. The guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2015 for public companies and early adoption is permitted. The adoption can be applied on a modified retrospective approach by recording a cumulative-effect adjustment to equity as of the beginning of the annual period of adoption or retrospectively to all relevant prior periods. In conjunction with the adoption of ASU 2015-02 (see above and Note 2), the Company has also elected to early adopt ASU 2014-13 on a modified retroactive basis. As of January 1, 2015, ASU 2014-13 was applied to the consolidated CLOs (Note 2). This resulted in a cumulative effect adjustment of $6.9 million to beginning "Appropriated retained earnings (deficit) of Consolidated VIEs".
Guidance not yet adopted:
In August 2015, the FASB issued ASU 2015-14, Revenue from Contracts with Customers (Topic 606), Deferral of the Effective Date. The ASU amends the effective date of ASU 2014-09 for all entities by one year. In May 2014, the FASB issued ASU 2014-09, Revenue from Contracts with Customers (Topic 606), which outlines a single comprehensive model for entities to use in accounting for revenue arising from contracts with customers and supersedes most current revenue recognition guidance, including industry-specific guidance. The standard clarifies the required factors that an entity must consider when recognizing revenue and also requires additional disclosures. With the issuance of ASU 2014-15 the new effective date for the Company is beginning January 1, 2018. The new revenue standard may be applied retrospectively to each prior period presented or retrospectively with the cumulative effect recognized as of the date of adoption. The Company is currently evaluating the impact of this ASU on its Consolidated Financial Statements.

In August 2014, the FASB issued ASU 2014-15, Disclosure of Uncertainties about an Entity's Ability to Continue as a Going Concern. The guidance will explicitly require management to assess an entity's ability to continue as a going concern and to provide related footnote disclosures in certain circumstances. The new standard will be effective in the first annual period ending after December 15, 2016. Earlier adoption is permitted. The Company does not believe this guidance will have a material impact on its Consolidated Financial Statements.